Leases Components of leases expenses (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Lease Cost
Straight-Line Lease Cost	[1]	$ 160,534	$ 139,740	$ 115,875
Variable Lease Cost	[2]	15,268	12,072	10,959
Sublease Income		(63)	(888)	(1,695)
Operating Lease Cost		$ 175,739	$ 150,924	$ 125,139

[1]	Straight-line lease cost includes short-term leases, which are immaterial.
[2]	Variable lease cost approximates variable lease cash payments.